CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net increase in net assets resulting from operations	$ 648	$ 402
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Capitalized paid-in-kind income	(63)	(8)
Amortization of premium/accretion of discount, net	(1)	(51)
Proceeds from sales of investments	8	11,123
Proceeds from paydowns on investments	7,819	267
Net receipt of settlement of derivatives		115
Net payment of settlement of derivatives		(4)
Net realized (gains) on derivatives		111
Purchases of investments	(104)	(4,905)
Net realized (gains) losses on investments	(67)	73
Net change in unrealized (appreciation) on investments	(405)	(106)
Net change in unrealized depreciation on foreign currency forward contracts		78
(Increase) decrease in operating assets:
Interest and dividend income receivable	18	154
Principal receivable	44	11,499
Principal payable		1,552
Receivable from related parties	5	8
Prepaid expenses and other assets	(40)	66
Increase (decrease) in operating liabilities:
Accrued management fee	41	(51)
Payable to related parties	14	6
Accrued professional services fees	(49)
Accounts payable, accrued expenses and other liabilities	17	(175)
Net cash provided by operating activities	7,885	19,932
Financing activities
Distributions paid		(17,404)
Net cash used in financing activities		(17,404)
Net increase in cash and cash equivalents	7,885	2,528
Cash and cash equivalents, beginning of period	3,688	8,956
Cash and cash equivalents, end of period	11,573	11,484
Reconciliation of cash and cash equivalents
Cash and cash equivalents	11,573	11,484
Total cash and cash equivalents	$ 11,573	$ 11,484